Share-based payments - Disclosure of weighted average assumptions used in the calculation of fair value of stock options (Details)	12 Months Ended
	Sep. 30, 2022 CAD ($) year $ / shares	Sep. 30, 2021 CAD ($) year $ / shares
Share-Based Payment Arrangements [Abstract]
Grant date fair value (in CAD per share) | $	$ 20.94	$ 16.76
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	21.27%	20.76%
Risk-free interest rate (%)	1.28%	0.40%
Expected life (years) | year	4.00	4.00
Exercise price (in CAD per share)	$ 110.10	$ 97.86
Share price (in CAD per share)	$ 110.10	$ 97.86